UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)

(Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	November 30, 2010 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 63.31%

Computer & Office Equipment - 8.00%
25,000	Cisco Systems, Inc. *	$ 479,000
9,800	Hewlett-Packard Co.	410,914
1,600	International Business Machines Corp.	226,336
6,248	Mediware Information Systems, Inc. *	66,291
		1,182,541
Drilling Oil & Gas Wells - 4.01%
17,500	Noble Corp.	593,600

Electric & Other Services Combined - 3.48%
6,300	DPL, Inc.	159,579
9,000	Exelon Corp.	354,330
		513,909
Electric Services - 4.01%
5,000	NextEra Energy, Inc.	253,100
11,000	Public Service Enterprises Group, Inc.	339,130
		592,230
Finance Services - 4.27%
23,000	H&R Block, Inc	289,570
16,000	Life Partners Holdings, Inc.	342,240
		631,810
Foreign Bank - 1.50%
6,000	Credit Suisse Group ADR	222,180

Guided Missiles & Space Vehicles & Parts - 0.94%
3,000	Raytheon Co.	138,750

Hospital & Medical Services Plans - 1.51%
4,000	Wellpoint, Inc.	222,960

Metal Mining - 3.43%
16,000	Vale S.A. ADR	506,880

National Commercial Banks - 7.78%
17,000	Bank of New York Mellon Corp.	458,830
18,500	JP Morgan Chase Co.	691,900
		1,150,730
Oil & Gas filed Machinery & Equipment - 2.69%
6,500	National Oilwell Varco, Inc.	398,385

Pharmaceutical Preparations - 8.82%
5,000	Merck & Co., Inc.	172,350
5,225	Abbott Laboratories	243,015
16,125	Bristol Myers Squibb Co.	406,995
8,000	Cubist Pharmaceuticals, Inc. *	173,680
5,000	Johnson & Johnson	307,750
		1,303,790
Retail - Drug Stores - 2.73%
13,000	CVS Caremark Corp.	403,000

Services-Prepackaged Software - 2.12%
12,400	Microsoft Corp.	313,193

Ship & Boat Building & Repairing - 1.39%
3,100	General Dynamics Corp.	204,879

Soap, Detergent & Cleaning Preparations - 1.12%
2,700	Procter & Gamble Co.	164,889

Sugar & Confectionery Products - 1.27%
4,000	Hershey Co.	187,200

Surgical & Medical Instruments - 2.99%
9,100	Baxter International, Inc.	441,805

Telephone Communications - 1.28%
30,000	Tellabs, Inc.	189,300

TOTAL FOR COMMON STOCK (Cost $9,402,904) - 63.31%		9,362,031

CORPORATE BONDS - 21.34%

Business Credit Institution - 0.68%
100,000	Caterpillar Financial Services, 4.50%, 2/15/11	100,667

Cement, Hydraulic - 0.72%
100,000	CRH America, Inc., 5.30%, 10/15/2013	107,159

Computer & Office Equipment - 1.11%
75,000	Dell, Inc., 4.70%, 4/15/2013	81,097
75,000	Hewlett-Packard Co., 4.75%, 6/2/14	83,179
		164,276
Electric Services - 0.37%
50,000	Appalachian Power Co., 4.95%, 2/1/15	54,888

Finance Services - 3.47%
100,000	Block Financial Corp., 5.125%, 10/30/14	96,757
300,000	Citigroup Funding, 10.00%, 5/28/25	288,600
75,000	GE Capital Corp., 4.95%, 3/15/19 **	75,427
50,000	H&R Block, Inc., 7.875%, 1/15/13	51,664
		512,449
Heating Equipment - 0.55%
75,000	Fortune Brands, Inc., 6.375%, 6/15/14	81,359

National Commercial Banks - 3.43%
400,000	Bank of America Corp., 13.13%, 5/13/30 **	400,000
50,000	JP Morgan Chase & Co., 6.625%, 3/15/12	53,376
50,000	Wells Fargo & Co., 5.25%, 10/23/12	53,759
		507,135
Plastics, Materials & Synthetic Resins - 0.36%
50,000	Dow Chemical Corp., 6.00%, 10/1/12	53,751

Plastics Products, NEC - 0.74%
100,000	Sealed Air Corp., 7.875%, 6/15/17	109,725

Refuse Systems - 0.51%
75,000	Allied Waste NA, Inc., Senior Note, 5.75%, 2/15/11	75,645

Retail - Variety Stores - 0.44%
60,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	64,858

Retail - Consumer Electronics Stores - 0.53%
70,000	Best Buy Company, Inc., 6.75%, 7/15/13	78,026

Retail - Lumber & Other Building Material Dealers - 1.24%
100,000	Home Depot, Inc., 5.20%, 3/1/11	101,158
75,000	Home Depot, Inc., 5.25%, 12/16/13	82,919
		184,078
Security Broker Dealers - 3.94%
75,000	Morgan Stanley & Co., 12.05% , 3/16/30 **	71,156
50,000	Morgan Stanley & Co., 10.00%, 3/31/30	49,050
500,000	Morgan Stanley & Co., 10.00%, 4/28/30	462,500
		582,706
Sugar & Confectionery Products - 0.70%
100,000	WM. Wrigley Jr. Co., 4.65%, 7/15/15	103,895

Telephone Communications - 1.51%
150,000	AT&T, Inc., 6.70%, 11/15/13	172,410
45,000	Verizon New York, Inc., 7.00%, 6/15/13	50,172
		222,582
Transportation Services - 1.03%
50,000	GATX Financial Corp., 5.50%, 2/15/12	51,966
100,000	Speedway Motors, Inc., 6.75%, 6/1/13	100,000
		151,966

TOTAL FOR CORPORATE BONDS (Cost $3,101,268) - 21.34%		3,155,164

STRUCTURED NOTES - 7.32%
499,000	HSBC Bank, NA, CD, 0.00%, 7/17/13 *	530,687
100,000	JP Morgan Chase Bank, NA, 0.00%, 11/25/11 *	106,110
100,000	JP Morgan Chase Bank, NA, 0.00%, 1/31/12 *	107,790
200,000	Suntrust Bank, Atlanta, GA, 0.00%, 9/22/14 *	219,973
100,000	Suntrust Bank, Atlanta, GA, 0.00%, 3/27/14 *	117,801

STRUCTURED NOTES (Cost $984,000) - 7.32%		1,082,361

REAL ESTATE INVESTMENT TRUST - 3.04%
17,500	Government Properties Income Trust	448,875

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $428,593) - 3.04%		448,875

PREFERRED SECURITIES - 0.50%
3,000	Wells Fargo VII PFD, 5.85%, 5/1/33	73,560

TOTAL FOR PERFERRED SECURITIES (Cost $56,634) - 0.50%		73,560

MUNICIPAL BOND - 0.52%
75,000	Napa, CA, Solid Waste, 5.06%, 8/1/13	76,509

TOTAL FOR MUNICIPAL BOND (Cost $76,125) - 0.52%		76,509

BONUS CERTIFICATE - 2.60%
400,000	Commerzbank Bonus Certificate 1/19/16 *	384,120

TOTAL FOR BONUS CERTIFICATE (Cost $381,800) - 2.60%		384,120

SHORT TERM INVESTMENTS - 1.04%
154,204	Fidelity Money Market Portfolio Class Select 0.26%** (Cost $154,204)	154,204

TOTAL FOR SHORT TERM INVESTMENTS (Cost $154,204) - 1.04%

TOTAL INVESTMENTS (Cost $14,585,527) - 99.66%		14,736,824

OTHER ASSETS LESS LIABILITIES - 0.34%		49,723

NET ASSETS - 100.00%		$ 14,786,547

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2010.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Apex Mid Cap Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,585,527 amounted to $155,849, which consisted of aggregate gross unrealized appreciation of $667,578 and aggregate gross unrealized depreciation of $511,729.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 9,362,031	$0	$0	$9,362,031
Real Estate Investment Trusts		448,875	0	0	448,875
Preferred Securities		73,560			73,560
Corporate Bonds			3,155,164		3,155,164
Municipal Bonds			76,509		76,509
Bonus Certificate			384,120		384,120
Structured Notes			1,082,361		1,082,361
Cash Equivalents		154,204	0	0	154,204
Total		$10,038,670	$4,698,154	$0	$14,736,824

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 26, 2011

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date January 26, 2011

* Print the name and title of each signing officer under his or her signature.